DERIVATIVES (Gain (Loss) Recognized in Income) (Details) - Cost of Sales [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Designated as Hedging Instrument [Member] | Inventory Supply Arrangement Obligation [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives			$ (4,251)
Designated as Hedging Instrument [Member] | Inventory Intermediation Agreement Obligation [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives	$ (13,779)	$ (29,453)	(59,323)
Designated as Hedging Instrument [Member] | Crude Oil and Feedstock Inventory [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives			4,251
Designated as Hedging Instrument [Member] | Intermediates and Refined Products Inventory [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives	13,779	29,453	59,323
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives	$ (85,443)	$ (55,557)	$ 32,416